Disclosures on reserves in Equity (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests	$ 6,817		$ 9,733		$ 58,672
Interim Dividend	211,224		331,199		317,243
Additional dividend	0		100,000		0
Dividends payable	66,891		108,631		107,358
Owners of the Parent	278,115		5,398,300		424,601
Dividends discounted from equity for the period	284,932	[1]	549,563	[1]	483,273
Ajay SQM Chile S.A. Dividends [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests	882		823		55,501
Soquimich Comercial S.A. Interim Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests	3,936		7,872		0
Soquimich Comercial S.A. Payable Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests	$ 1,999		$ 1,038		$ 3,171

[1]	See Note 19.6